                                                   Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 33-33530

                                                            October 15, 2004
                                                                  Supplement

[MORGAN STANLEY LOGO]

                       SUPPLEMENT DATED OCTOBER 15, 2004
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                   MORGAN STANLEY EUROPEAN GROWTH FUND INC.
                            Dated December 30, 2003

Effective December 30, 2004, the name of Morgan Stanley European Growth Fund
Inc. is changed to "Morgan Stanley European Equity Fund Inc." All references to
"Morgan Stanley European Growth Fund Inc." in the Statement of Additional
Information are hereby replaced with "Morgan Stanley European Equity Fund Inc."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.